Property and equipment, net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 74,279	$ 82,090
Less: accumulated depreciation and amortization	(34,014)	(34,809)
Property and equipment, net	40,265	47,281
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,150	26,411
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,230	3,401
Machinery and tools [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,879	1,886
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,841	43,330
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,964	6,310
Constructions in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,215	$ 752